Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Income (loss) before income tax expenses
PRC entities	(754,106)	(903,740)	(1,473,899)
Non-PRC entities	1,318,981	177,839	1,591,617
Total	564,875	(725,901)	117,718

Current income tax (expenses) benefit
PRC entities	(4,592)	32,684	(43,394)
Non-PRC entities	(48,931)	(30,024)	(61,738)
Total	(53,523)	2,660	(105,132)

Deferred income tax (expenses) benefit
PRC entities	10,288	34,001	(44,075)
Non-PRC entities	(24,565)	104,447	(43,130)
Total	(14,277)	138,448	(87,205)

Income tax (expenses) benefit
PRC entities	5,696	66,685	(87,469)
Non-PRC entities	(73,496)	74,423	(104,868)
Total	(67,800)	141,108	(192,337)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2018	2019	2020

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	(7.2)%	23.0%	(169.3)%
Effect of different tax rates available to different jurisdictions (i)	51.6%	(60.7)%	357.7%
Permanent differences (ii)	(5.0)%	0.2%	(124.8)%
Change in valuation allowance	(39.3)%	59.6%	(384.5)%
Effect of Super Deduction available to the Group	12.9%	(16.5)%	182.5%
Effective income tax rate	(12.0)%	(19.4)%	(163.4)%

Per ADS effect of tax holiday (RMB)	4.45	0.52	0.33
Per share effect of tax holiday (RMB)	0.22	0.03	0.02
(i)	The effect of different tax rates available to different jurisdictions was mainly due to the re-measurement gain of the previously held equity interest in Bigo on the acquisition date incurred by Duowan BVI whose applicable tax rate is zero for the year ended December 31, 2019.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2019	2020
	RMB	RMB

Deferred tax assets:
Tax loss carried forward	604,949	808,332
Allowance for doubtful receivable, accrued expense and others not currently deductible for tax purposes	158,536	234,696
Deferred revenue	13,841	29,857
Impairment of investment	19,280	23,537
Others	2,479	7,683
Valuation allowance (i)	(607,667)	(980,388)

Amounts offset by deferred tax liabilities	(124,307)	(123,717)

Total deferred tax assets, net	67,111	—

Deferred tax liabilities:
Related to the fair value changes of investments	50,519	150,841
Related to acquired intangible assets	323,466	239,898
Others	14,961	9,780

Amounts offset by deferred tax assets	(124,307)	(123,717)

Total deferred tax liabilities, net	264,639	276,802
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

Movement of valuation allowance

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance at beginning of the year	(57,281)	(169,179)	(607,667)
Additions	(236,981)	(549,900)	(584,363)
Reversals	125,083	111,412	211,642
Balance at end of the year	(169,179)	(607,667)	(980,388)